Deferred revenue	12 Months Ended
Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Deferred revenue	Deferred revenue:
Deferred revenue (i.e. contract liabilities) represents cash received from customers in excess of revenue recognized on uncompleted contracts.

Deferred revenue	December 31, 2022	December 31, 2021
Beginning Balance	$12,109	$9,888
Additions to deferred revenue	21,650	23,618
Revenue recognized during the year	(25,729)	(21,397)
Ending Balance	$8,030	$12,109